Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 28, 2018
Entity Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	amf
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2018
Prospectus Date	rr_ProspectusDate	Oct. 28, 2018
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMF Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	<u>Investment Objectives</u>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The objective of income is secondary.
Expense [Heading]	rr_ExpenseHeading	<u>Fees and Expenses </u>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<u>Portfolio Turnover</u><u>
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (eight months ended June 30, 2018), the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<u>Principal Investment Strategies</u>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Austin Atlantic Asset Management Co. (the “Adviser”). The Adviser looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. The Adviser uses models that quantify and rank stocks based on their underlying financial data and blend this analysis with fundamental, bottom-up analysis from one or more investment analysts. This blending of quantitative and fundamental analysis allows the Adviser to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts to provide investment considerations which may not be observable from a company’s financial information.

The Adviser has licensed investment models, analytics and other tools from System Two Advisers (“S2”) for use in managing the Fund. The Adviser, not the Fund, is responsible for paying the licensing fees to S2.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large-capitalization companies to be those with market capitalizations in excess of $10 billion or in the range of those market capitalizations of companies included in the S&P 500 Index at the time of purchase. The capitalization range of the companies that are components of the S&P 500 Index was between $5 billion and $1,092 billion as of September 30, 2018. The average market cap of index components was $54 billion. It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies. Although the Fund can invest in stocks of any sector, the Fund, subject to its investment policies, may at times have significant investments in one or more sectors. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Austin Atlantic Asset Management Co. (the “Adviser”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Company Risk. The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk. The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

Style Risk. The Fund emphasizes dividend-paying common stocks of large-capitalization U.S. companies that meet the quality criteria of the Adviser. If large-capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors, such as consumer staples, and its performance may suffer if those sectors underperform the overall stock market.

Cybersecurity Risk. The Trust, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Trust or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Trust. The Trust may also incur additional costs for cyber security risk management purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<u>Fund Performance History</u>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Class H shares of the Fund commenced operations on February 20, 2009. The bar chart and table below assume reinvestment of dividends and distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-247-9780.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Total Returns The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class AMF shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was (18.59%) (quarter ended 12/31/08). The Fund’s fiscal year end is June 30. Prior to June 30, 2018, the Fund’s fiscal year end was October 31. The Fund’s year-to-date return through September 30, 2018 was 6.00%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the periods shown in the bar chart, the highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	18.59%
Performance Table Heading	rr_PerformanceTableHeading	<u>Average Annual Total Returns (For the periods ended December 31, 2017)</u>
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis for Class AMF shares and on a before-tax basis for Class H shares. After-tax returns for Class H shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class AMF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IICAX
Management Fees	rr_ManagementFeesOverAssets	0.65%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
1 year	rr_ExpenseExampleYear01	$ 171
3 years	rr_ExpenseExampleYear03	530
5 years	rr_ExpenseExampleYear05	913
10 years	rr_ExpenseExampleYear10	$ 1,987
Annual Return 2008	rr_AnnualReturn2008	(28.57%)
Annual Return 2009	rr_AnnualReturn2009	21.98%
Annual Return 2010	rr_AnnualReturn2010	9.62%
Annual Return 2011	rr_AnnualReturn2011	8.17%
Annual Return 2012	rr_AnnualReturn2012	10.75%
Annual Return 2013	rr_AnnualReturn2013	29.19%
Annual Return 2014	rr_AnnualReturn2014	7.67%
Annual Return 2015	rr_AnnualReturn2015	(2.83%)
Annual Return 2016	rr_AnnualReturn2016	14.90%
Annual Return 2017	rr_AnnualReturn2017	20.55%
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class AMF | (before taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class AMF (before taxes)
1 Year	rr_AverageAnnualReturnYear01	20.55%
5 Years	rr_AverageAnnualReturnYear05	13.36%
10 Years	rr_AverageAnnualReturnYear10	7.92%
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class AMF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class AMF (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class AMF | After taxes on distributions and redemptions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class AMF (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	15.27%
5 Years	rr_AverageAnnualReturnYear05	10.16%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class AMF | S&P 500 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.50%	[3]
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class H
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.65%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
1 year	rr_ExpenseExampleYear01	$ 146
3 years	rr_ExpenseExampleYear03	452
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	$ 1,713
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class H | (before taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class H (before taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	15.12%
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class H | S&P 500 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	17.55%	[3]
Ultra Short Mortgage Fund | Asset Management Fund - Ultra Short Mortgage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMF Ultra Short Mortgage Fund
Objective [Heading]	rr_ObjectiveHeading	<u>Investment Objective</u>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Expense [Heading]	rr_ExpenseHeading	<u>Fees and Expenses</u>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<u>Portfolio Turnover</u>
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as bid-ask spreads and commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (eight months ended June 30, 2018), the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<u>Principal Investment Strategies</u>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by financial institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether shares of the Fund are a permissible investment under applicable state law.

The Fund will invest primarily in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments, including mortgage-backed investments. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and mortgage-related instruments. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note and a maximum duration of a 2-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. The Fund does not purchase any investments having a risk-based weighting for depositories in excess of 20% under current federal regulations of the appropriate regulatory agencies. The Fund may purchase or sell securities on a to-be-announced basis. In addition to U.S. Government and agency mortgage-backed investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation based upon capital and surplus on the part of national banks, eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions and other investment companies that invest in the types of securities in which the Fund can invest. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund may, but is not required to, use financial contracts, commonly referred to as derivatives, for risk management purposes as part of its investment strategies. These investments will be used for bona fide hedging purposes. The Fund may use derivatives only when their use is permitted by the regulations governing national banks, federal savings associations and federal credit unions.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the qualified thrift lender (“QTL”) test under the current Office of the Comptroller of the Currency (“OCC”) Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher.

In selecting securities, the Adviser develops an outlook for mortgage and financial market variables such as interest rates, home price trends, mortgage finance, the economy, as well as other variables and analyzes how these market conditions may impact credit and prepayment risks of eligible securities. The Adviser varies the quality, sector and maturity of the securities selected for the Fund based upon the Adviser’s analysis of these market variables. Once investment opportunities are identified, the Adviser will shift assets among sectors depending upon changes in relative valuations, credit spreads and upon historical yield or price relationships.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and mortgage-related instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure of the issuer to pay principal or interest when due or due to the market perception that the issuer has experienced a decline in financial status. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and repayment of principal when held to maturity and not as to market value. Changes in government policies with respect to U.S. Government agencies, including the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) could have adverse impacts on the Fund. See “U.S. Government Securities” under Additional Information Regarding Investment Strategies for further information.

Hedging Risk. The use of financial contracts for hedging purposes involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also, the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk. Normally, the value of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. As of the date of this prospectus, interest rates continue to be near historic lows due to, among other things, government policies. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant and negatively impact the Fund’s net asset value.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held. Some large broker-dealer counterparties have limited the number of trading counterparties with whom they will engage. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid. As such, the Fund will limit its investment in repurchase agreements with a maturity of greater than 7 days or other illiquid securities to no more than 15% of the Fund’s net assets.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Backed Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risks, which can lead to significant fluctuations in value of the mortgage-backed security by changing the timing and rate of principal repayments on the securities; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

To the extent the Fund purchases or sells mortgage-backed to-be-announced (TBA) securities, the Fund is subject to the risk that the counterparty may fail to consummate the transaction, which could cause the Fund to miss the opportunity to obtain a price or yield considered to be advantageous. Mortgage-backed TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” mortgage-backed TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Prepayment and Extension Risk. Prepayment risk involves the risk that, during periods of declining interest rates, increases in the availability of mortgage credit, or increasing property values (as well as other factors), mortgagors may prepay their mortgages more quickly than expected thereby reducing the mortgage-backed securities’ potential price appreciation. Additionally, during periods of rising interest rates, reductions in the availability of mortgage credit, or declining property values (as well as other factors), mortgagors may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value. This is known as extension risk.

Regulatory Risk. Since many of the shareholders of the Fund are depositories, the Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by financial institutions under current applicable federal laws and regulations. Since the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in 2010, the depository regulators have been actively adjusting the types of investment securities in which a financial institution may invest based upon capital and surplus. For example, they have replaced the definition of investment grade used by financial institutions with a more subjective standard and require more stringent risk-based capital levels, amongst other changes, and may therefore impact the permissible investments of the Fund. While many of these changes have been implemented and reflected in the Fund’s investment guidelines and strategy, the new federal Administration under President Trump may eliminate some of these changes. The qualification of the Fund as an investment without statutory limitation for financial institutions is subject to the Fund’s Adviser actively monitoring these regulatory changes and updating its investment guidelines and processes as necessary.

For a more detailed discussion of regulatory risk, please refer to the “Additional Risk Information” section below.

Repurchase Agreement Risk. Repurchase agreements expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Cybersecurity Risk. The Trust, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Trust or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Trust. The Trust may also incur additional costs for cyber security risk management purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<u>Fund Performance History</u>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-247-9780.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Total Returns The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.43% (quarter ended 9/30/09) and the lowest return for a calendar quarter was (9.09)% (quarter ended 12/31/08). The Fund’s fiscal year end is June 30. Prior to June 30, 2018, the Fund’s fiscal year end was October 31. The Fund’s year-to-date return through September 30, 2018 was (0.57)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the periods shown in the bar chart, the highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.09%)
Performance Table Heading	rr_PerformanceTableHeading	<u>Average Annual Total Returns (For the periods ended December 31, 2017)</u>
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Ultra Short Mortgage Fund | Asset Management Fund - Ultra Short Mortgage Fund | Bloomberg Barclays Capital 6 Month T-Bill Bellwethers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Capital 6 Month T-Bill Bellwethers (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.98%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.44%	[4]
10 Years	rr_AverageAnnualReturnYear10	0.73%	[4]
Ultra Short Mortgage Fund | Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.45%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
1 year	rr_ExpenseExampleYear01	$ 151
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	$ 1,768
Annual Return 2008	rr_AnnualReturn2008	(20.62%)
Annual Return 2009	rr_AnnualReturn2009	4.17%
Annual Return 2010	rr_AnnualReturn2010	5.04%
Annual Return 2011	rr_AnnualReturn2011	1.53%
Annual Return 2012	rr_AnnualReturn2012	1.28%
Annual Return 2013	rr_AnnualReturn2013	2.06%
Annual Return 2014	rr_AnnualReturn2014	1.40%
Annual Return 2015	rr_AnnualReturn2015	(0.32%)
Annual Return 2016	rr_AnnualReturn2016	(0.07%)
Annual Return 2017	rr_AnnualReturn2017	(0.48%)
Ultra Short Mortgage Fund | Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | (before taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.51%	[5]
10 Years	rr_AverageAnnualReturnYear10	(0.87%)	[5]
Ultra Short Mortgage Fund | Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(1.19%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	(1.75%)
Ultra Short Mortgage Fund | Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | After taxes on distributions and redemptions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	(0.98%)
AAAMCO Ultrashort Financing Fund | Asset Management Fund - AAAMCO Ultrashort Financing Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AAAMCO Ultrashort Financing Fund
Objective [Heading]	rr_ObjectiveHeading	<u>Investment Objective</u>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	<u>Fees and Expenses</u>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<u>Portfolio Turnover</u>
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as bid-ask spreads and commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. However, since many of the Fund’s repurchase agreement investments do not result in transaction costs, and are short term in nature, a higher turnover rate may not be indicative of higher trading costs and/or higher taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (eight months ended June 30, 2018), the Fund’s portfolio turnover rate was 706% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	706.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures reflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<u>Principal Investment Strategies</u>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of repurchase agreements.

Fund Investments

Repurchase agreements, or “repos”, are short term transactions in which the Fund purchases a security and simultaneously agrees to sell it back to the same counterparty at a later date. The difference in the purchase price and the sale price represents the return on the transaction for the Fund. The Fund will always require the counterparty to deliver eligible securities as defined in the repurchase agreement to the Fund with a market value that is greater than the sale price as collateral in exchange for the funds advanced by the Fund at the outset of the transaction. This collateral seeks to provide the Fund protection should the counterparty not perform based on the terms of the repurchase agreement. The percentage difference between the value of the securities received in the transaction and the purchase price is known as the “haircut”. Additionally, the Fund will continue to monitor the market value of the securities collateral to seek to maintain the appropriate haircut. For example, if the market value of the securities collateral declines by more than a pre-determined threshold amount, the Fund will require the counterparty to immediately deliver more eligible securities or cash to maintain the agreed upon haircut.

The Fund may enter into repurchase agreements with a broad variety of counterparties including, but not limited to, financial institutions, broker/dealers, insurance companies, REITs, investment companies and private funds. All counterparties must meet the Adviser’s credit guidelines. The Fund will limit the collateral backing repurchase agreements to U.S. Government and U.S. Government agency fixed income securities. In addition, the Fund will seek to invest in repurchase agreements consistent with the rules and regulations outlined in the U.S. Code of Federal Regulations by federal banking regulators for national banks and federal credit unions. The Fund’s Custodian will hold the securities collateral, although the Fund may engage with a variety of additional qualified custodians for specific transactions when the additional qualified custodian has been approved by the Board of Trustees of the Trust.

Under normal market conditions, the Fund also expects to hold approximately 10% of its total net assets directly in short-term U.S. Government and U.S. Government agency securities to serve as a source of immediate liquidity. These securities will include U.S. Treasury Bills and Notes, government agency discount notes, and other short maturity U.S. Government and U.S. Government agency fixed income and mortgage-backed securities that meet the investment criteria for the Fund. These securities will be held primarily to manage the regular subscriptions and redemptions in the Fund, effectively providing a buffer against net redemptions in the Fund and to provide additional cash should new repurchase agreement opportunities arise.

Under normal market and interest rate conditions, the Fund will target an effective duration similar to the duration of a 1 - month U.S. Treasury Bill with a maximum duration of a 3 - month U.S. Treasury Bill.

The Fund will seek to limit its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. Nationally chartered banks and federal credit unions should consult with their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. The Fund also encourages state chartered commercial banks to consult their legal counsel regarding whether shares of the Fund are a permissible investment under their state law.

The Fund is not a money market fund and its share price may fluctuate.  The Fund is not required to follow the portfolio quality and risk diversification or other risk limiting provisions required of money market funds pursuant to Rule 2a-7 and does not qualify for the tax relief afforded to money market funds by the U.S. Treasury. Unlike a money market fund, the Fund is not subject to the risk-limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 with respect to portfolio maturity, quality, diversification and liquidity.  Because of this, the fund may have exposures to these risks that are different from, and in some cases higher than, a money market fund (see the “Principal Risks” section).  The Fund expects to enter into repurchase agreements with counterparties, such as broker/dealers, REITs, investment companies and private funds that are not typically used by money market funds. The Fund may invest up to 15% of its net assets in illiquid securities (e.g., repurchase agreements with a maturity of greater than seven days).

Investment Process

The investment process is structured to provide a robust oversight structure for the investment strategies pursued by the Adviser. The Adviser’s portfolio management team is responsible for sourcing borrowers seeking repurchase agreement financing. The Adviser maintains a separate credit committee (the “Adviser’s Credit Committee”) composed of individuals with extensive backgrounds in evaluating counterparty credit, risk management, analyzing fixed income securities, and structuring repurchase and financing agreements. The Adviser’s Credit Committee is tasked with approving the terms under which the Fund may engage with specific counterparties and operates independently from the Adviser’s portfolio management team. Based on the due diligence deliverables developed by the Adviser’s Credit Committee, the Adviser’s portfolio management team will present counterparties to the Adviser’s Credit Committee for approval.

The Adviser’s Credit Committee will approve all counterparties for repurchase agreements, taking into consideration the creditworthiness of the counterparty as well as the securities used as collateral for the repurchase agreement, the haircut applied to the collateral, and the legal terms and conditions of the legal documents governing the repurchase agreement.

Once a counterparty has been approved and a repurchase agreement funded, the Adviser’s portfolio management team will then be responsible for the oversight of the counterparty and all transactions associated with that counterparty. The Fund’s sub-adviser will develop risk management analytics that will be utilized by the Adviser’s portfolio management team to oversee outstanding repurchase agreements and to seek to insure that the value of the collateral is sufficient according to the terms of each repurchase agreement.

All counterparties will be reviewed regularly at a Credit Committee meeting, which is held at least once every quarter, to confirm that the credit and financial terms under which they were approved remain in place and all outstanding repurchase agreements are reviewed daily to verify that the transaction is properly collateralized. Members of the Fund’s sub-adviser will also present to the Credit Committee to review the compliance with the terms of each repurchase agreement.

For securities purchased in lieu of repurchase agreements, the Adviser’s portfolio management team is responsible for selecting these investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	the Fund also expects to hold approximately 10% of its total net assets directly in short-term U.S. Government and U.S. Government agency securities to serve as a source of immediate liquidity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Repurchase Agreement and Counterparty Risk. Repurchase agreements are transactions in which the Fund buys a security from another financial institution and simultaneously agrees to sell the security back at a mutually agreed-upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price. In this case, the Adviser will determine if it is in the best interest of the shareholders to immediately liquidate the collateral or to hold the collateral until market conditions improve and a better sale price on the collateral can be obtained. Should the liquidation proceeds of the securities collateral be greater than the purchase price, the Fund does not suffer any loss.

Credit Risk. If the counterparty to a repurchase agreement defaults, and the collateral cannot be liquidated at a price greater than the original purchase price, the Fund would lose money. If the counterparty to a financial contract is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, the Fund could lose money. Credit risk arises from the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure of the issuer to pay principal or interest when due or due to the market perception that the issuer has experienced a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. During periods of sustained rising rates, fixed income risks will be amplified. On the other hand, if rates fall, the value of the fixed income securities generally increases. An investment in the Fund will decline in value if the value of the Fund’s investments decrease. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of an investment in the Fund.

Interest Rate Risk. Normally, the value of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

As of the date of this prospectus, interest rates continue to be near historic lows due to, among other things, government policies. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant and negatively impact the Fund’s net asset value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and repayment of principal when held to maturity and not as to market value. Changes in government policies with respect to U.S. Government agencies, including the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) could have adverse impacts on the Fund. See “U.S. Government Securities” under Additional Information Regarding Investment Strategies for further information.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held. Some large broker-dealer counterparties have limited the number of trading counterparties with whom they will engage. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid. As such, the Fund will limit its investment in repurchase agreements with a maturity of greater than 7 days or other illiquid securities to no more than 15% of the Fund’s net assets.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risks.

Share Ownership Concentration Risk. To the extent that a significant portion of the Ultrashort Financing Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Regulatory Risk. Since many of the shareholders of the Fund are depositories, the Fund limits its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. Since the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in 2010, the depository regulators have been actively adjusting the types of investment securities in which a financial institution may invest based upon capital and surplus. For example, they have replaced the definition of investment grade used by financial institutions with a more subjective standard and requires more stringent risk-based capital levels, amongst other changes, and may therefore impact the permissible investments of the Fund. While many of these changes have been implemented and reflected in the Fund’s investment guidelines and strategy, the new federal Administration under President Trump may eliminate some of these changes. The qualification of the Fund as an investment without statutory limitation for financial institutions is subject to the Fund’s Adviser actively monitoring these regulatory changes and updated its investment guidelines and processes as necessary.

For a more detailed discussion of regulatory risk, please refer to the “Additional Risk Information” section below.

Valuation Risk. The Fund will obtain third party market valuations for all securities (other than repurchase agreements, which are valued at amortized cost) owned by the Fund or used as collateral in repurchase agreements. In certain circumstances, the Adviser will seek outside confirmation of market values from broker/dealers which it believes to be market-makers in the securities in question. This process will be used when the Adviser believes that the third party valuation does not adequately represent the market value of the securities in question. Fair value pricing, if used, is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the market or fair value price used to calculate the Fund’s net asset value, or that the market or fair value price used to value the collateral held in a repurchase agreement represents the price at which the collateral can be liquidated. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Cybersecurity Risk. The Trust, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Trust or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Trust. The Trust may also incur additional costs for cyber security risk management purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<u>Fund Performance Information</u>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on June 6, 2017. Because the Fund does not have investment returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the 1 Month LIBOR Rate. Shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling (800) 247-9780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 247-9780.
AAAMCO Ultrashort Financing Fund | Asset Management Fund - AAAMCO Ultrashort Financing Fund | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.30%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Total Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	169
5 years	rr_ExpenseExampleYear05	314
10 years	rr_ExpenseExampleYear10	$ 737
AAAMCO Ultrashort Financing Fund | Asset Management Fund - AAAMCO Ultrashort Financing Fund | CLASS Y SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.30%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.51%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[6]
Total Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	$ 31
3 years	rr_ExpenseExampleYear03	142
5 years	rr_ExpenseExampleYear05	264
10 years	rr_ExpenseExampleYear10	$ 620

[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the Financial Highlights section of the prospectus because Other Expenses have been restated to reflect current fees.
[3]	The S&P 500 Index is an unmanaged index including 500 of the leading companies in the leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities, and is a proxy for the total stock market.
[4]	The Bloomberg Barclays Capital 6 Month T-bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.
[5]	During 2013 and 2014, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the 5 Years and 10 Years returns before and after taxes for all periods would have been lower.
[6]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through October 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the investment advisory agreement.